Intangible assets (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Intangible assets and goodwill
Summary of intangible assets

	Intellectual		Trade
	property	Software	name	Backlog	Website	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2021	1,035,070	73,573	93,856	79,220	18,771	1,300,490
Additions	—	28,202	4,000	—	—	32,202
Currency translation	—	—	438	330	87	855
Balance at August 31, 2022	1,035,070	101,775	98,294	79,550	18,858	1,333,547
Additions
Currency translation	—	—	6,057	4,556	1,211	11,824
Balance at May 31, 2023	1,035,070	101,775	104,351	84,106	20,069	1,345,371

Accumulated depreciation
Balance at August 31, 2021	55,581	7,107	4,633	6,520	927	74,768
Depreciation	103,508	17,593	9,806	13,310	1,892	146,109
Balance at August 31, 2022	159,089	24,700	14,439	19,830	2,819	220,877
Depreciation	77,631	9,690	15,370	12,726	3,014	118,431
Balance at May 31, 2023	236,720	34,390	29,809	32,556	5,833	339,308

Net carrying amount
As at August 31, 2022	875,981	77,075	83,855	59,720	16,039	1,112,670
As at May 31, 2023	798,350	67,385	74,542	51,550	14,236	1,006,063

	Intellectual		Trade
	property	Software	name	Backlog	Website	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2020	—	—	—	—	—	—
Business acquisition	—	—	90,000	76,000	18,000	184,000
Transfer from Right-of-use assets	—	5,981	—	—	—	5,981
Additions	1,035,070	67,592	—	—	—	1,102,662
Currency translation	—	—	3,856	3,220	771	7,847
Balance at August 31, 2021	1,035,070	73,573	93,856	79,220	18,771	1,300,490
Additions	—	28,202	4,000	—	—	32,202
Currency translation	—	—	438	330	87	855
Balance at August 31, 2022	1,035,070	101,775	98,294	79,550	18,858	1,333,547

Accumulated depreciation
Balance at August 31, 2020	—	—	—	—	—	—
Depreciation	55,581	7,107	4,633	6,520	927	74,768
Balance at August 31, 2021	55,581	7,107	4,633	6,520	927	74,768
Depreciation	103,508	17,593	9,806	13,310	1,892	146,109
Balance at August 31, 2022	159,089	24,700	14,439	19,830	2,819	220,877

Net carrying amount
As at August 31, 2021	979,489	66,466	89,223	72,700	17,844	1,225,722
As at August 31, 2022	875,981	77,075	83,855	59,720	16,039	1,112,670